RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Statement of Operations (Details) - USD ($)	3 Months Ended				9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	$ (11,371,134)	$ (2,878,827)	$ 20,917,813	$ (11,799,629)	$ 6,667,852
Class A Ordinary Shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted average shares outstanding	41,400,000				41,400,000
Basic and diluted loss per share	$ (0.22)				$ 0.13
Class B Ordinary Shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted average shares outstanding	10,350,000				10,350,000
Basic and diluted loss per share	$ (0.22)				$ 0.13
Restatement of warrants as derivative liabilities | Class A Ordinary Shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss				$ (11,799,629)
Weighted average shares outstanding				7,650,000
Basic and diluted loss per share				$ (0.66)
Restatement of warrants as derivative liabilities | Class B Ordinary Shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss				$ (11,799,629)
Weighted average shares outstanding				10,350,000
Basic and diluted loss per share				$ (0.66)
As Previously Reported | Restatement of warrants as derivative liabilities | Class A Ordinary Shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss				$ (11,799,629)
Weighted average shares outstanding				41,400,000
As Previously Reported | Restatement of warrants as derivative liabilities | Class B Ordinary Shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss				$ (11,799,629)
Weighted average shares outstanding				10,350,000
Basic and diluted loss per share				$ (1.14)
Adjustment | Restatement of warrants as derivative liabilities | Class A Ordinary Shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted average shares outstanding				(33,750,000)
Basic and diluted loss per share				$ (0.66)
Adjustment | Restatement of warrants as derivative liabilities | Class B Ordinary Shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Basic and diluted loss per share				$ 0.48